LOANS AND OTHER FINANCING (Tables)	12 Months Ended
Dec. 31, 2019
LOANS AND OTHER FINANCING
Summary of composition of loan portfolio

As of December 31, 2019 and 2018 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2019
Promissory notes	8,009,641	220,628	284,448	8,514,717
Unsecured corporate loans	9,974,477	363,545	768,167	11,106,189
Overdrafts	4,339,933	88,118	1,170,260	5,598,311
Mortgage loans	6,030,357	1,139,227	747,436	7,917,020
Automobile and other secured loans	799,642	260,651	159,643	1,219,936
Personal loans	14,047,805	1,115,171	1,132,265	16,295,241
Credit card loans	11,850,570	560,447	542,364	12,953,381
Foreign Trade Loans	16,198,790	615,514	1,336,442	18,150,746
Other financings	7,742,824	93,942	75,911	7,912,677
Other receivables from financial transactions	1,844,597	16,506	45,940	1,907,043
Receivables from financial leases	2,818,321	184,319	184,049	3,186,689
Subtotal	83,656,957	4,658,068	6,446,925	94,761,950
Allowances for loan losses	(1,605,160)	(838,710)	(4,308,069)	(6,751,939)
Total	82,051,797	3,819,358	2,138,856	88,010,011

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2018
Promissory notes	11,040,711	728,667	372,861	12,142,239
Unsecured corporate loans	9,566,113	2,115,729	277,612	11,959,454
Overdrafts	6,888,246	1,096,622	181,025	8,165,893
Mortgage loans	8,362,500	216,941	14,937	8,594,378
Automobile and other secured loans	1,945,195	163,435	279,678	2,388,308
Personal loans	24,712,374	3,388,932	2,630,599	30,731,905
Credit card loans	12,498,927	916,400	781,512	14,196,839
Foreign Trade Loans	18,771,657	854,199	1,561,731	21,187,587
Other financings	8,008,012	1,386,762	175,934	9,570,708
Other receivables from financial transactions	2,039,401	18,592	32,756	2,090,749
Receivables from financial leases	4,942,686	265,384	129,095	5,337,165
Subtotal	108,775,822	11,151,663	6,437,740	126,365,225
Allowances for loan losses	(2,212,268)	(1,762,950)	(3,618,372)	(7,593,590)
Total	106,563,554	9,388,713	2,819,368	118,771,635

Summary of changes in gross carrying amount and corresponding expected credit losses

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	108,775,822	11,151,663	6,437,740	126,365,225	2,212,268	1,762,950	3,618,372	7,593,590
Transfers
1 to 2	(975,855)	975,855	—	—	(61,394)	311,209	—	249,815
1 to 3	(5,030,380)	—	5,030,380	—	(92,597)	—	3,446,674	3,354,077
2 to 3	—	(1,293,344)	1,293,344	—	—	(217,452)	747,949	530,497
2 to 1	4,403,744	(4,403,744)	—	—	54,696	(336,834)	—	(282,138)
3 to 2	—	46,115	(46,115)	—	—	9,708	(31,725)	(22,017)
3 to 1	160,733	—	(160,733)	—	15,515	—	(112,975)	(97,460)
Net changes of financial assets	(33,785,702)	(2,107,933)	(2,087,060)	(37,980,695)	(587,501)	(715,925)	1,543,541	240,115
Write-Offs	—	—	(5,029,098)	(5,029,098)	—	—	(5,029,098)	(5,029,098)
Exchange Differences and Others	10,108,595	289,456	1,008,467	11,406,518	64,173	25,054	125,331	214,558
Gross carrying amount at December 31, 2019	83,656,957	4,658,068	6,446,925	94,761,950	1,605,160	838,710	4,308,069	6,751,939

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	129,105,886	6,422,218	5,588,945	141,117,049	2,601,836	1,542,565	2,971,288	7,115,689
Transfers
1 to 2	(3,390,317)	3,390,317	—	—	(111,310)	652,494	—	541,184
1 to 3	(1,889,857)	—	1,889,857	—	(113,691)	—	1,608,825	1,495,134
2 to 3	—	(718,411)	718,411	—	—	(234,756)	433,741	198,985
2 to 1	1,090,798	(1,090,798)	—	—	35,469	(144,782)	—	(109,313)
3 to 2	—	173,815	(173,815)	—	—	27,351	(116,916)	(89,565)
3 to 1	46,771	—	(46,771)	—	4,421	—	(56,700)	(52,279)
Net changes of financial assets	(26,451,011)	2,615,931	2,428,106	(21,406,974)	(214,161)	(82,519)	2,787,456	2,490,776
Write-Offs	—	—	(4,017,832)	(4,017,832)	—	—	(4,017,832)	(4,017,832)
Exchange Differences and Others	10,263,552	358,591	50,839	10,672,982	9,704	2,597	8,510	20,811
Gross carrying amount at December 31, 2018	108,775,822	11,151,663	6,437,740	126,365,225	2,212,268	1,762,950	3,618,372	7,593,590